SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income before income tax	$ (15,611,931)	$ (12,131,597)
Tax calculated at Hong Kong profits tax rate	(2,576,217)	(2,001,717)
Effect of different tax rates applicable to different jurisdictions	2,244,573	2,227,715
Income not subject to tax	(567,161)	(291,197)
Non-deductible expenses	658,533	212,759
Change in valuation allowance	245,220	318,215
Underprovision of current tax in the previous financial year	48,182	228,936
Tax effect on deductible temporary differences	46,624	58,992
Others	14,028
Income tax	$ 113,782	$ 753,703